China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Cash Flows (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of parent company financial statements [Line Items]
Net cash outflow from operating activities	¥ 93,678	$ 13,456	¥ 92,387	¥ 85,054
Net cash (outflow)/inflow from investing activities	(59,053)	(8,483)	(61,179)	(47,336)
Net cash inflow/(outflow) from financing activities	(29,765)	(4,275)	(34,058)	(28,414)
- Dividend paid to equity shareholders of the Company	(4,100)	(589)	(1,591)
Net decrease in cash and cash equivalents	4,860	698	(2,850)	9,304
Cash and cash equivalents at beginning of year	30,060	4,318	32,836	23,633
Effect of changes in foreign exchange rate	25	4	74	(101)
Cash and cash equivalents at end of year	34,945	5,020	30,060	32,836
Parent Company [Member]
Disclosure of parent company financial statements [Line Items]
Net cash outflow from operating activities	(106)	(15)	(62)	(86)
Net cash (outflow)/inflow from investing activities	76	11	3,987	(66,865)
Net cash inflow/(outflow) from financing activities	(132)	(19)	(4,206)	66,682
- Dividend paid to equity shareholders of the Company	(793)	(114)	(1,591)
Net decrease in cash and cash equivalents	(162)	(23)	(281)	(269)
Cash and cash equivalents at beginning of year	969	139	1,229	1,443
Effect of changes in foreign exchange rate	(11)	(2)	21	55
Cash and cash equivalents at end of year	¥ 796	$ 114	¥ 969	¥ 1,229